Subsequent Events	3 Months Ended
Mar. 31, 2024
Subsequent Events [Abstract]
Subsequent Events

Note 9—Subsequent Events –Purchase Agreement, Change in Control, Promissory Note, Extension of Time to Complete Business Combination, Merger Agreement and Other Matters

Purchase Agreement and Change in Control:

Subsequent to March 31, 2024, on April 19, 2024, the Company, the Former Sponsor and the New Sponsor entered into the Purchase Agreement on terms substantially consistent with the Term Sheet executed on April 10, 2024 and, on April 19, 2024 (the “Closing Date”), consummated the transactions contemplated thereby (the “Closing”). Pursuant to the Purchase Agreement, at the Closing, among other things: (i) the New Sponsor acquired 3,500,000 of the 3,700,000 Class B Ordinary Shares, of the Company and 7,350,000 of the 10,500,000 Private Placement Warrants of the Company from the Former Sponsor; (ii) the New Sponsor agreed to cause the Company to pay $250,000 in cash consideration upon closing of the Company’s initial business combination at Former Sponsor’s direction to entities or accounts as directed by the Former Sponsor; (iii) the New Sponsor entered into a joinder to the Company’s existing Registration Rights Agreement dated October 20, 2021; (iv) the Former Sponsor assigned the existing Administrative Services Agreement dated October 20, 2021 with the Company to the New Sponsor; (v) all of the directors and officers of the Company resigned, and each of the New Directors (as defined below) and officers designated by the New Sponsor was appointed as directors and officers, respectively, of the Company; (vi) as further described below, the Company, the New Sponsor and the Company’s former officers and directors party to the existing Letter Agreement dated October 20, 2021 (the “Letter Agreement” and such former officers and directors, together with the Former Sponsor, the “Insiders”) entered into an amendment (the “Amendment”) to the Letter Agreement; (vii) the Former Sponsor Note was terminated; and (viii) the New Sponsor acquired a new D&O insurance policy, which includes coverage for full prior acts.

Following the Closing, Former Sponsor retained (i) 3,150,000 Private Placement Warrants (the “Retained PP Warrants”), (ii) 1,300,000 non-redeemable Class A Ordinary Shares of the Company and (iii) and 164,000 Class B Shares (together with the retained Class A Ordinary Shares, the “Sponsored Retained Shares”), following the substantially concurrent transfer by certain of the former independent directors of the Company (the “Pre-Closing Independent Directors”) of 84,000 Class B Ordinary Shares to the Former Sponsor. Following such transfers by the Pre-Closing Independent Directors to the Former Sponsor, the Pre-Closing Independent Directors retained an aggregate of 36,000 Class B Shares (the “Director Retained Shares”).

The Retained PP Warrants and 250,000 of the Sponsor Retained Shares are subject to any changes, concessions, amendments, forfeitures, restrictions or other agreements (“Changes”) the New Sponsor determines to make in connection with the Company’s initial business combination (the “Initial Business Combination”) or otherwise (provided that all such Changes affect all holders of Private Placement Warrants, including the Former Sponsor and the New Sponsor, equally on a pro rata basis). An aggregate of 1,250,000 of the Sponsor Retained Shares and the Director Retained Shares are not be subject to any Changes.

At the closing of the Initial Business Combination, the number of Retained PP Warrants will be equal to at least 30% of the warrants held by the New Sponsor and the Former Sponsor on an aggregate basis and the aggregate number of Sponsor Retained Shares and Director Retained Shares will be equal to at least 30% of the Class A Ordinary Shares and Class B Ordinary Shares held by the New Sponsor, Sponsor and the Pre-Closing Independent Directors on an aggregate basis.

On the Closing Date, all of the members of the Board of Directors and officers of the Company resigned and the following persons were appointed to the following positions: (i) Thomas D. Hennessy - Chairman and Chief Executive Officer of the Company, (ii) Nicholas Geeza - Chief Financial Officer of the Company, and (iii) Joseph Beck, Garth Mitchell, Gloria Fu, Courtney Robinson and Javier Saade - independent directors of the Company.

Also on the Closing Date, subsequent to March 31, 2024, in April 2024, the Note discussed in Note 5 and payable to the Sponsor was terminated.

Promissory Note:

On April 24, 2024, the Company issued the Promissory Note to the New Sponsor, which provides for borrowings from time to time of up to an aggregate of $2,500,000 for working capital purposes and/or to finance additional deposits into the Company’s Trust Account established by the Company upon the consummation of its Public Offering in connection with the extension of the date by which the Company must consummate an initial Business Combination as set forth in the Articles. The Promissory Note does not bear interest and is repayable in full by the Company upon the earlier of: (i) the date that the Company consummates a Business Combination and (ii) the date on which the Company liquidates the Trust Account upon the failure of the Company to consummate a Business Combination within the time period set forth in the Articles (each such date, the “Maturity Date”). The Promissory Note may be drawn down by the Company from time to time prior to the Maturity Date. Upon the consummation of a Business Combination, the Sponsor will have the option (but not the obligation) to convert all or any portion of the principal balance of the Promissory Note into private placement warrants to purchase Class A Ordinary Shares of the Company at a price of $1.00 per warrant. The terms of such private placement warrants (if issued) will be identical to the private placement warrants issued by the Company to its former sponsor in a private placement concurrent with the consummation of the IPO. In the event the Company does not consummate a Business Combination, the Promissory Note will be repaid only to the extent that the Company has funds available to it outside of the Trust Account. The Promissory Note is subject to customary events of default, the occurrence of which automatically trigger the unpaid principal balance of the Promissory Note and all other sums payable with regard to the Promissory Note becoming immediately due and payable.

Extension of Time to Complete Initial Business Combination:

Subsequent to March 31, 2024, on April 25, 2024, the Company borrowed $350,000 under the Promissory Note and deposited $209,000 into the Trust Account to fund the initial three-month extension of the Company’s termination date until July 25, 2024 pursuant to an existing automatic extension option that exists in the Articles.

Business Combination

Subsequent to March 31, 2024 on May 14, 2024, the Company entered into the Merger Agreement with Merger Sub and Tyfon. Tyfon is headquartered in Suzhou, China and operates a leading art marketplace, with an offline to online business model that combines the benefits of in-person art experiences and exhibitions with an innovative online marketplace.

Pursuant to the Merger Agreement, the parties thereto will enter into the Business Combination by which, among other others, Merger Sub will merge with and into Tyfon with Tyfon surviving the Merger as a wholly owned subsidiary of the Company. Upon Closing, Tyfon will change its name to ‘Tyfon Culture Inc.”, and its ordinary shares are expected to trade on the Nasdaq Capital Market under the ticker symbol “TFCI.” The Transactions reflect an implied pro forma enterprise value for Tyfon of $428 million, and the consideration payable to the shareholders of Tyfon will consist entirely of New Tyfon Ordinary Shares at a price of $10.00 per ordinary share.

The Transactions are expected to be consummated subject to the terms and conditions set forth in the Merger Agreement, including, among others: (i) no law, rule, regulation or order of a governmental authority then being in effect prohibiting the consummation of the Transactions; (ii) no legal action brought by a third party to enjoin or otherwise restrict the consummation of the Transactions, (iii) the proxy statement/prospectus have been declared effective by the SEC, (iv) the receipt of the Purchaser Shareholders’ Approval (as defined in the Merger Agreement), (v) approval by the requisite shareholder of Tyfon of the Transactions, (vi) CSRC filing procedures having been accepted by the CSRC and published on its website, (vii) the listing application with Nasdaq in connection with the Transactions having been conditionally approved and the Class A Ordinary Share will remain listed for trading on Nasdaq, and (viii) other customary closing conditions related to the parties’ respective representations, warranties and pre-Closing covenants set forth in the Merger Agreement. The consummation of the Business Combination is not subject to any minimum cash condition.

On May 15, 2024, the Company filed a Form 8-K with the SEC to report the Merger Agreement and other legal agreements relating to the Business Combination.

Sponsor Support Agreement

In connection with the execution of the Merger Agreement, the Company and the New Sponsor entered into the Sponsor Support Agreement, pursuant to which, among other things, the New Sponsor agreed to (i) vote all Ordinary Shares held by it in favor of the Transaction Proposals at GTAC’s shareholder meeting in connection with the Transactions, (ii) not redeem any of its Class A Ordinary Shares, (iii) forfeit all of its existing Private Placement Warrants effective as of immediately prior to the Closing, (iv) waive the anti-dilution rights with respect to the Class B Ordinary Shares set forth in the Company’s organizational documents in connection with the consummation of the Transactions and (v) to enter into a “lock-up” agreement with the Company prohibiting transfers of the New Sponsor’s equity interest in the Company for 180 days after the Transactions are consummated, subject to certain customary permitted transfer exceptions. Tyfon is a third-party beneficiary of the Sponsor Support Agreement, and the New Sponsor and the Company cannot amend the Sponsor Support Agreement without the written consent of Tyfon.